PENSION AND OTHER POST-EMPLOYMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFIT PLANS
EMPLOYEE BENEFITS
Pension and Other Post-Employment Benefits
During the first quarter of 2014, the Company changed its accounting principles for the recognition of actuarial gains and losses for all of its defined benefit pension and other post-employment benefit plans and the calculation of expected return on pension plan assets.  Historically, the Company recognized actuarial gains and losses as a component of accumulated other comprehensive loss in its Consolidated Balance Sheets and amortized them into the Consolidated Statements of Earnings over the average future service period of the active employees of these plans to the extent such gains and losses were outside of a corridor.  Starting in the first quarter of 2014, the Company elected to immediately recognize actuarial gains and losses in its Consolidated Statements of Earnings on the basis that it is preferable to accelerate the recognition of such gains and losses into earnings rather than to delay them over time.  Additionally, for purposes of calculating the expected return on pension plan assets, the Company previously used a calculated value for the market-related valuation of pension plan assets. With this change in accounting principle, the Company now uses the actual fair value of pension plan assets. These changes will improve transparency in operating results by immediately recognizing the effects of external conditions on plan obligations, investments and assumptions.

Under these new accounting principles, actuarial gains and losses from these plans are recognized upon plan remeasurement in the fourth quarter of each year, or more frequently if a remeasurement occurs. The Company has applied these changes retrospectively, adjusting the comparative periods presented (see Note 2 for discussion of the change in accounting principles).
  Pension—The principal pension plan is the Mead Johnson & Company Retirement Plan in the United States (U.S. Pension Plan) which represents approximately 75% of the Company’s total pension assets and obligations. The benefits of this plan are frozen as of February 9, 2014 and benefits are no longer accrued for service.
        Other post-employment benefits—The Company also provides comprehensive medical and group life benefits for substantially all U.S. and Canadian retirees who elect to participate in its comprehensive medical and group life plans. The retiree medical plan is contributory and participation is limited to those employees who participate in the U.S. Pension Plan. Contributions are adjusted periodically and vary by date of retirement. The retiree life insurance plan is non-contributory.
  Changes in benefit obligations, plan assets, funded status and amounts recognized in the balance sheet were as follows:

	Pension Benefits		Other Benefits
(In millions)	2013	2012	2013	2012
Beginning benefit obligations	$463.6	$402.7	$35.1	$30.2
Service cost—benefits earned during the year	5.2	3.9	1.1	1.0
Interest cost on projected benefit obligations	14.4	15.6	1.3	1.3
Actuarial assumptions (gains) losses	(25.7)	72.2	(3.8)	2.6
Settlements and curtailments	(50.4)	(30.9)	—	—
Benefits paid	(2.8)	(2.2)	(1.3)	(0.1)
Exchange rate changes	(0.3)	2.3	0.2	0.1
Benefit obligations at end of year	$404.0	$463.6	$32.6	$35.1

Beginning fair value of plan assets	$312.1	$280.7	$—	$—
Actual return on plan assets	(1.4)	32.8	—	—
Employer contributions	18.5	28.2	0.9	0.1
Settlements	(50.4)	(29.3)	—	—
Benefits paid	(2.8)	(2.2)	(1.3)	(0.1)
Exchange rate changes	0.1	1.9	0.4	—
Fair value of plan assets at end of year	$276.1	$312.1	$—	$—
Underfunded status at end of year	$(127.9)	$(151.5)	$(32.6)	$(35.1)

Amounts in the consolidated balance sheets include:
Other assets	$1.3	$2.2	$—	$—
Pension, post-retirement and post employment liabilities	(129.2)	(153.7)	(32.6)	(35.1)
Balance in the consolidated balance sheet at end of year	$(127.9)	$(151.5)	$(32.6)	$(35.1)

Amounts in accumulated other comprehensive loss include:
Prior service (benefit)	1.2	—	(0.3)	(0.5)
Transition obligation	0.1	0.2	—	—
Balance in accumulated other comprehensive loss at end of year	$1.3	$0.2	$(0.3)	$(0.5)

Accumulated benefit obligation	$375.7	$428.0	$32.6	$35.1

        The Company’s defined benefit pension and other post-employment benefit plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Years Ended December 31,
(In millions)	2013	2012
Projected benefit obligation	$366.3	$449.3
Accumulated benefit obligation	356.1	430.2
Fair value of pension plan assets	210.8	263.1

  The net periodic benefit cost of the Company’s defined benefit pension and other post-employment benefit plans includes:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
(In millions)	2013	2012	2011	2013	2012	2011
Service cost — benefits earned during the period	$5.2	$3.9	$3.5	$1.1	$1.0	$0.9
Interest cost on projected benefit obligations	14.4	15.6	17.0	1.3	1.3	1.3
Expected return on pension plan assets	$(17.1)	$(16.6)	$(19.1)	$—	$—	$—
Amortization of prior service (benefit)	—	—	—	(0.2)	(0.2)	(0.2)
Amortization of transition cost	0.1	0.1	0.1	—	—	—

Sub-total	$2.6	$3.0	$1.5	$2.2	$2.1	$2.0
Net actuarial (gains) losses	(8.2)	56.3	87.5	(3.8)	2.6	4.0
Curtailments	—	(1.4)	—	—	—	—
Total Pension and Other Post-Employment Benefit costs:	$(5.6)	$57.9	$89.0	$(1.6)	$4.7	$6.0

        The estimated prior service and transition costs that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2014 are not material.
Actuarial assumptions
        Weighted-average assumptions used to determine benefit obligations are established as of the balance sheet date and were as follows:

	Pension Benefits		Other Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Discount rate	4.08%	3.21%	4.98%	3.75%
Rate of compensation increase	3.22%	3.58%	3.08%	3.48%

        The discount rate was determined based on the yield to maturity of high-quality corporate bonds and considering the duration of the pension plan obligations. The Citigroup Pension Discount Curve is used in developing the discount rate for the U.S. Pension Plan.
        Weighted-average assumptions used to determine net periodic benefit cost are established at the beginning of the plan year and were as follows:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	3.26%	4.03%	5.59%	3.75%	4.29%	5.28%
Expected long term return on pension plan assets	5.22%	5.65%	6.91%	—%	—%	—%
Rate of compensation increase	3.59%	4.00%	4.02%	3.48%	3.94%	3.94%

        The yield on high-quality corporate bonds that matches the duration of the benefit obligations was used in determining the discount rate. The Citigroup Pension Discount Curve is used in developing the discount rate for the U.S. plans. The expected long-term return on plan assets was determined based on the target asset allocation, expected rate of return by each asset class, and estimated future inflation.
        For the U.S. Pension Plan, the expected long-term return on plan assets assumption to be used to determine net periodic benefit cost for the year ending December 31, 2014 is 7.00%. The expected long-term return on plan assets was determined based on the Company’s target asset allocation, expected rate of return by each asset class, and estimated future inflation. The Company anticipates moving towards an asset mix that is more heavily focused on equity securities in 2014. Any difference between the expected rate of return and actual returns will be included with actuarial gains or losses recorded during the fourth quarter.

Assumed health care cost trend rates were as follows:

	December 31,
	2013	2012	2011
Health care cost trend rate assumed for next year	6.9%	7.8%	7.4%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%	5.0%
Year that the rate reaches the ultimate trend rate	2023	2023	2017

        Assumed health care cost trend rates affect the amounts reported for the retiree medical plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on total of service and interest cost	$—	$—
Increase/(decrease) in post-employment benefit obligation	0.2	0.3

Pension Plan assets
        The Company’s investment strategy for the U.S. Pension Plan assets consists of a mix of equities and fixed income in order to achieve returns over a market cycle which reduces contribution and expense at an acceptable level of risk. The target asset allocation as of December 31, 2013 was 40% public equity and 60% fixed income. Cash flow (i.e., cash contributions, benefit payments) was used to rebalance back to the targets as necessary. Investments are well diversified within each of the two major asset categories. All of the U.S. equity investments are actively managed. Investment strategies for international pension plans are typically similar, although the asset allocations are usually more conservative.
        The fair values of the Company’s pension plan assets by asset category were as follows:

	December 31, 2013			December 31, 2012
(In millions)	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$13.0	$13.0	$—	$11.4	$11.4	$—
Equity securities:
U.S. large-cap	16.3	—	16.3	13.6	—	13.6
U.S. mid-cap growth	3.1	—	3.1	2.8	—	2.8
U.S. small-cap growth	0.1	—	0.1	1.5	—	1.5
Emerging markets	2.8	—	2.8	3.1	—	3.1
Real estate investment trusts	5.6	—	5.6	13.4	—	13.4
International large-cap value	37.0	8.5	28.5	28.3	—	28.3
Hedge fund	17.4	—	17.4	15.7	—	15.7
Fixed income securities:
Government bonds	72.8	—	72.8	83.5	—	83.5
Corporate bonds	101.7	—	101.7	138.8	—	138.8
Emerging markets	6.3	—	6.3	—	—	—
Total	$276.1	$21.5	$254.6	$312.1	$11.4	$300.7

        Level 1 cash and cash equivalents, which excluded money market funds, are recorded at closing prices in active markets. Level 2 money market, equity, and fixed income funds are recorded at the net asset values per share, which were determined based on quoted market prices of the underlying assets contained within the funds. The Level 2 hedge fund is recorded at the net asset value per share, which was derived from the underlying funds’ net asset values per share; this diversified hedge fund may be redeemed quarterly with 60 days notice.
Contributions
        In 2014, the funding policy for the pension plans is to contribute amounts to provide for current service and to fund past service liability. MJN contributed $18.5 million, $28.2 million and $9.5 million to the pension plans in 2013, 2012 and 2011, respectively. The Company is not required to make any contributions to its pension plans in 2014 and does not foresee making a discretionary contribution. There will be no cash funding for other post-employment benefits in 2014, except funding to cover benefit payments.
Estimated Future Benefit Payments
        The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(In millions)	Pension Benefits	Other Benefits
2014	$29.3	$0.8
2015	29.5	1.0
2016	29.5	1.1
2017	30.8	1.1
2018	29.7	1.3
Years 2019 - 2023	147.8	6.5

Defined Contribution Benefits
        Employees who meet certain eligibility requirements may participate in various defined contribution plans. Total cost recognized for all defined contribution benefit plans were $19.9 million, $21.3 million and $19.3 million for the years ended December 31, 2013, 2012, and 2011, respectively.